Investment Objectives and Goals - Provident Trust Strategy Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Provident Trust Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Provident Trust Strategy Fund (the “Fund”) seeks long-term growth of capital.